Exhibit 99.11

Monthly Investor Report: Verizon Master Trust - VZMT 2026-1

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
July 2026		08/20/2026		5		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	2/22/28	02/20/2031	$1,102,623,000.00		3.94%			3.94%
Class A-1b	2/22/28	02/20/2031	$367,541,000.00	31	SOFR +0.40%	08/13/2026	3.63650%	4.04%
Class B	2/22/28	02/20/2031	$112,398,000.00		4.19%			4.19%
Class C	2/22/28	02/20/2031	$67,438,000.00		4.43%			4.43%

Total			$1,650,000,000.00

Series 2026-1 Allocation % x Group One Available Funds	$114,450,253.08
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$114,450,253.08

Beginning of Period Reserve Account Balance	$17,983,651.23
Required Reserve Amount	$17,983,651.23
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$17,983,651.23

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$124.12	$124.12	$0.00	$0.00	$114,450,128.96
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$114,450,128.96
Asset Representations Reviewer Fee	$63.76	$63.76	$0.00	$0.00	$114,450,065.20
Supplemental ARR Fee	$255.05	$255.05	$0.00	$0.00	$114,449,810.15
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$114,448,560.15
Servicing Fee	$1,265,638.44	$1,265,638.44	$0.00	$0.00	$113,182,921.71
Class A-1a Note Interest	$3,620,278.85	$3,620,278.85	$0.00	$0.00	$109,562,642.86
Class A-1b Note Interest	$1,277,526.57	$1,277,526.57	$0.00	$0.00	$108,285,116.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$108,285,116.29
Class B Note Interest	$392,456.35	$392,456.35	$0.00	$0.00	$107,892,659.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$107,892,659.94
Class C Note Interest	$248,958.62	$248,958.62	$0.00	$0.00	$107,643,701.32
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$107,643,701.32
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$107,643,701.32
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$107,643,701.32
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$107,643,701.32
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$107,643,701.32
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$107,643,701.32
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$107,643,701.32
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$107,643,701.32
Class R Interest	$107,643,701.32	$107,643,701.32	$0.00	$0.00	$0.00

Total	$114,450,253.08	$114,450,253.08	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,620,278.85	$0.00	$0.00	$3,620,278.85
Class A-1b	$0.00	$0.00	$1,277,526.57	$0.00	$0.00	$1,277,526.57
Class B	$0.00	$0.00	$392,456.35	$0.00	$0.00	$392,456.35
Class C	$0.00	$0.00	$248,958.62	$0.00	$0.00	$248,958.62

Total	$0.00	$0.00	$5,539,220.39	$0.00	$0.00	$5,539,220.39

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.28	$0.00	$3.28	$1,102,623,000.00	1.00	$1,102,623,000.00	1.00
Class A-1b	$1,000.00	$3.48	$0.00	$3.48	$367,541,000.00	1.00	$367,541,000.00	1.00
Class B	$1,000.00	$3.49	$0.00	$3.49	$112,398,000.00	1.00	$112,398,000.00	1.00
Class C	$1,000.00	$3.69	$0.00	$3.69	$67,438,000.00	1.00	$67,438,000.00	1.00

Total	$1,000.00	$3.36	$0.00	$3.36	$1,650,000,000.00	1.00	$1,650,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$825,000,000.00		$825,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.